                 ----------------------------------------------

                                   PROSPECTUS

                                   MAY 1, 2003

                 ----------------------------------------------

               THE METLIFE INVESTORS USA INVESTORS CHOICE VARIABLE
                                ANNUITY CONTRACTS
                                 issued through
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A
                                       by
                     METLIFE INVESTORS USA INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through MetLife Investors USA Separate Account A ("Separate Account") by MetLife Investors USA
Insurance Company ("MetLife Investors USA") (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA, or to the Separate Account . The Separate Account, in turn, invests in the following underlying funds:

     FIDELITY VARIABLE INSURANCE PRODUCTS

          VIP Asset Manager Portfolio
          VIP Contrafund Portfolio
          VIP Equity-Income Portfolio
          VIP Growth Portfolio
          VIP Money Market Portfolio
          VIP Overseas Portfolio

     MET INVESTORS SERIES TRUST

          J.P. Morgan Quality Bond Portfolio
          Lord Abbett Bond Debenture Portfolio
          Lord Abbett Growth and Income Portfolio
          PIMCO Total Return Portfolio
          Met/Putnam Research Portfolio

     METROPOLITAN SERIES FUND, INC.

          Janus Mid Cap Portfolio
          MetLife Stock Index Portfolio
          Putnam International Stock Portfolio
          Met/Putnam  Voyager Portfolio
          Russell 2000 Index Portfolio

     ALGER AMERICAN FUND

          Small Capitalization Portfolio

You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These Funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

                                If you would like more information about the
                                Contract, you can obtain a copy of the Statement
                                of Additional Information ("SAI") dated May 1,
                                2003.
The Contracts:                  The SAI is legally considered a part of
                                this Prospectus as though it were included in
- are not bank deposits         the Prospectus. The Table of Contents of the SAI
                                appears on page 38 of the Prospectus. To request
- are not FDIC insured          a free copy of the SAI or to ask questions,
                                write or call:
- are not insured by any
  federal government agency     MetLife Investors USA Insurance Company
                                22 Corporate Plaza Drive
- are not guaranteed by any     Newport Beach, CA 92660-7901
  bank or credit union          Phone: (800) 343-8496

- may be subject to loss of     The Securities and
  principal                     Exchange Commission ("SEC") has a website
                                (http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                              PAGE
                                                              ----

Glossary....................................................
Summary of the Contracts....................................
Fee Tables and Examples.....................................
Financial and Performance Information.......................
Description of the Insurance Company, The General
  Account, The Separate Account, The Funds and
  Service Providers.........................................
     The Insurance Company..................................
     The General Account....................................
     The Separate Account...................................
     The Funds..............................................
     Principal Underwriter..................................
     Servicing Agent........................................
     Custodian..............................................
Contract Charges............................................
     Premium Taxes..........................................
     Surrender Charge.......................................
     Administration Fees....................................
     Mortality and Expense Risk Charge......................
     Federal, State and Local Taxes.........................
     Free Look Period.......................................
Description of the Contracts................................
     Assignment.............................................
     Purchase Payments......................................
     Transfers..............................................
     Dollar Cost Averaging..................................
     Reallocation Election..................................
     Modification of the Contracts..........................
Accumulation Period.........................................
     Crediting Accumulation Units in the Separate Account...
     Surrender from the Separate Account....................
     Account Statements.....................................
Annuity Benefits............................................
     Variable Annuity Payments..............................
     Election of Annuity Date and Form of Annuity...........
     Frequency of Payment...................................
     Level Payments Varying Annually........................
     Annuity Unit Values....................................
Death Benefits..............................................
     Death Before the Annuity Date..........................
     Death After the Annuity Date...........................
Federal Income Tax Status
     Taxation of Non-Qualified Contracts
     Taxation of Qualified Contracts
     Foreign Tax Credits.
     Possible Tax Law Changes
Voting Rights...............................................
Legal Proceedings...........................................
Additional Information......................................
Table of Contents of Statement of Additional Information

APPENDIX A
     Condensed Financial Information

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and MetLife Investors USA covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT -- The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------
                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------

Please see the section          THE CONTRACTS
"Federal Income Tax Status"     The Contracts may be offered to:
on page _ for more information.
                                -   Qualified Plans such as:
                                    -- Section 403(b) tax-sheltered annuities;
                                    -- Section 457 deferred compensation plans;
                                    -- Section 401 pension and profit sharing
                                       plans;
                                    -- individual retirement annuities;
                                    -- traditional Individual Retirement
                                       Accounts ("IRAs");
                                    -- Roth IRAs;
                                - Plans that do not qualify for special tax
                                  treatment (Non-qualified Contracts); and
                                - Individuals seeking to accumulate money for
                                  retirement.

Please see "Transfers" on       PURCHASE PAYMENTS
page __ for more
information.                    Purchase Payments under the Contracts are
                                made to the General Account, the Separate
                                Account, or allocated between them. You cay buy a Contract for $1,000 and add as little as $100 at any time (for IRAs, the minimum is $500 for an initial Purchase Payment and $100 for each additional payment or such other amount as required by federal tax law). There is no initial sales charge;
                                however, the charges and deductions
                                described under "Contract Charges" on page
                                18 will be deducted from the Contract Value.
                                You can transfer amounts allocated to the Separate Account:
                                - between any of the fund investment choices, at
                                  any time and as many times as you choose
                                - to the General Account at any time before the
                                  amount has been applied to a variable annuity option
                                You can transfer amounts allocated to the General Account:
                                - to the Separate Account only to be applied to
                                  a Variable Annuity option

Please see "The Separate        SEPARATE ACCOUNT
Account" on page __ and
"The Funds" on page __for       Purchase Payments allocated to the Separate
more information.               Account are invested at net asset value in
                                Accumulation Units in one or more of seventeen
                                Series, each of which invests in one of the following seventeen Funds:

--------------------------------------------------------------------------------------------
FUNDS                                                      ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE                   Fidelity Management and Research Company ("FMR")
   PRODUCTS
--------------------------------------------------------------------------------------------
VIP Asset Manager Portfolio                   FMR
--------------------------------------------------------------------------------------------
VIP Contrafund Portfolio                      FMR
--------------------------------------------------------------------------------------------
VIP Equity-Income Portfolio                   FMR
--------------------------------------------------------------------------------------------
VIP Growth Portfolio                          FMR
--------------------------------------------------------------------------------------------
VIP Money Market Portfolio                    FMR
--------------------------------------------------------------------------------------------
VIP Overseas Portfolio                        FMR
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST                    Met Investors Advisory, LLC
                                              ("Met Advisory")
--------------------------------------------------------------------------------------------
J.P. Morgan Quality Bond Portfolio            Met Advisory; J.P. Morgan Investment
                                              Management, Inc. ("J.P. Morgan")(Subadviser)
--------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio          Met Advisory; Lord Abbett & Co. LLC ("Lord
                                              Abbett")(Subadviser)
-------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio       Met Advisory; Lord Abbett (Subadviser)
--------------------------------------------------------------------------------------------
Met/Putnam Research Portfolio                 Met Advisory; Putnam Investment Management, LLC
                                              ("Putnam")(Subadviser)
--------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                  Met Advisory; PIMCO ("PIMCO") (Subadviser)
--------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND, INC.                MetLife Advisers, LLC ("MetLife Advisers")
--------------------------------------------------------------------------------------------
Janus Mid Cap Portfolio                       MetLife Advisers; Janus Capital
                                              Group("Janus") (Subadviser)
--------------------------------------------------------------------------------------------
MetLife Stock Index Portfolio                 MetLife Advisers; Metropolitan Life Insurance
                                              Company (Subadviser)
--------------------------------------------------------------------------------------------
Met/Putnam Voyager Portfolio                  MetLife Advisers; Putnam (Subadviser)

--------------------------------------------------------------------------------------------
Putnam International Stock Portfolio          MetLife Advisers; Putnam
                                              (Subadviser)
--------------------------------------------------------------------------------------------
Russell 2000 Index Portfolio                  MetLife Advisers; State Street Research &
                                              Management Company ("SSR&M")(Subadviser)
--------------------------------------------------------------------------------------------
ALGER AMERICAN FUND                           Fred Alger Management, Inc. ("Alger
                                              Management")
--------------------------------------------------------------------------------------------
Small Capitalization Portfolio                Alger Management
--------------------------------------------------------------------------------------------

Please see "Contract          CHARGES AND DEDUCTIONS
Charges" on page __ for
more information.             The following fees and expenses apply to
                              your Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                                DAILY DEDUCTIONS
                              - Administration fee (deducted from your....                   .00041%
                                interest in the Separate Account)                    (.15% per year)
                              - Mortality and Expense Risks fee...........                  .003425%
                                                                                    (1.25% per year)
                              SURRENDER CHARGE
                              (CONTINGENT DEFERRED SALES CHARGE)
                              - Deducted if you request a full or.........    7% of Purchase Payment
                                     partial withdrawal of Purchase             and amounts credited
                                     Payments from the Separate Account           to it. This charge
                                     within seven years after the             decreases 1% each year
                                     Purchase Payment is made                     after the Purchase
                                                                                    Payment is made.

                                As described later in this Prospectus, this charge will not apply to:
                                - the first withdrawal in any year of up to
                                       10% of your interest in the Separate
                                       Account and 10% of your interest
                                       in the General Account; or
                                - withdrawals made if you are confined to a
                                       hospital for at least 30 consecutive days or to a skilled nursing home for at least
                                       90 consecutive days.

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              - Payable to a state or government agency...                0% - 4.0%
                                with respect to your Contract. It may be
                                     deducted on or after the date the tax
                                     is incurred. Currently, MetLife
                                     Investors USA deducts these taxes upon
                                     annuitization.

Please see "Free Look           FREE LOOK PERIOD
Period" on page __ for more
information.                    You may cancel your Contract within 10 days
                                after you receive it (or longer depending on state law) for a full refund of all Purchase
                                Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase
                                Payments allocated to the Separate Account will be initially allocated to the Money Market
                                Portfolio during the Free Look Period.

                                VARIABLE ANNUITY PAYMENTS
                                You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

                                If your monthly payments from a particular
                                Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

Please see "Surrender           SURRENDER
Charge" on page __
and "Federal Income Tax         You may surrender all or part of your
Status" on page __              Contract Value before the Annuity Date. You
for more                        may not make a partial withdrawal if it
information.                    would cause your interest in any Series or
                                the General Account to fall below $500.

                                However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply. You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

Please see "Death Benefits"     DEATH BENEFIT
on page __ for more
information.                    One of the insurance guarantees we provide
                                you under your Contract is that your
                                Beneficiary(ies) will be protected against market downturns. You name your
                                Beneficiary(ies). If you die before the
                                Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:
                                -           the total of all Purchase
                                            Payments less any partial
                                            withdrawals; or
                                -           the Contract Value at
                                            settlement; or

                                - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following fifth anniversary (certain Contracts will not contain this feature).

                                Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

--------------------------------------------------------------------------------
FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES TABLE

CONTINGENT DEFERRED SALES CHARGE (Note 1)
(as a percentage of amounts accumulated with respect to the purchase payment)(including earnings or losses credited to the purchase payment) 7%

Note 1. Surrender charges decline based on date of purchase payment. (See Expenses - Surrender Charge.)

                                                              YEARS SINCE
                                                              PURCHASE
                                                              PAYMENT
                                                              WAS RECEIVED    PERCENTAGE
                                                              ------------    ----------
Surrender Charge (Deferred Sales Charge)                      less than 1           7%
  (as a percentage of amounts accumulated with respect        1 but not 2           6%
  to a purchase payment)                                      2 but not 3           5%
                                                              3 but not 4           4%
                                                              4 but not 5           3%
                                                              5 but not 6           2%
                                                              6 but not 7           1%
                                                              7 or more             0%

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND
FEES AND EXPENSES.

PERIODIC FEES AND EXPENSES TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES (referred to as Separate Account Product Charges) (as a percentage of average account value in the Separate Account)

Mortality and Expense Charge                 1.25%
Administration Charge                        0.15%
Total Separate Account Annual Expenses       1.40%

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectuses for the Funds and in the following tables.

Total Annual Fund                       Minimum          Maximum
Operating Expenses                       0.29%             1.13%

(expenses that are deducted from
Fund assets, including
management fees and other expenses)

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)
The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                             J.P.      Lord      Lord
                    FIDELITY    VIP                  VIP                 VIP                MET       Morgan    Abbett    Abbett
                    VARIABLE    Asset     VIP        Equity-   VIP       Money     VIP      INVESTORS Quality   Bond     Growth and
                    INSURANCE   Manager   Contrafund Income    Growth    Market    Overseas SERIES    Bond      Debenture Income
                    PRODUCTS    Portfolio Portfolio  Portfolio Portfolio Portfolio Porfolio TRUST     Portfolio Portfolio Portfolio
                    (INITIAL                                                                (CLASS A)
                    CLASS)
                   ----------- --------- ---------- --------- --------- --------- --------  --------- --------- --------- ----------
Management Fees                   0.53%      0.58%     0.48%     0.58%     0.20%     0.73%              0.53%     0.60%     0.58%

Other Expenses                    0.10%      0.10%     0.09%     0.09%     0.09%     0.17%              0.18%     0.17%     0.09%

Total Annual                      0.63%      0.68%     0.57%     0.67%     0.29%     0.90%              0.71%     0.77%     0.67%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
  Portfolio Expense               0.61       0.64%     0.56%     0.61%                                  0.70%     0.75%
Voluntary                           x          x         x         x
Contractual                                                                                               x         c
Termination of
  Contract                                                                                             4/30/04   4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated
for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated

to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information
Unless otherwise indicated the information provided is for the year ended December 31, 2002.


continued on next page

INVESTMENT PORTFOLIO EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                  Putnam
                               PIMCO     METRO-               MetLife   Met/      Inter-    Russell             Small
                    Met/Putnam Total     POLITAN    Janus     Stock     Putnam    national  2000      ALGER     Capital-
                    Research   Return    SERIES     Mid Cap   Index     Voyager   Stock     Index     AMERICAN  ization
                    Portfolio  Portfolio FUND, INC. Portfolio Portfolio Portfolio Portfolio Portfolio FUND      Portfolio
                                         (CLASS A)                                                    (CLASS O)
                    ---------- --------- ---------- --------- --------- --------- --------- --------- --------- ---------
Management Fees        0.80%     0.50%                0.69%     0.25%     0.80%     0.90%     0.25%               0.85%

Other Expenses         0.33%     0.15%                0.06%     0.06%     0.27%     0.22%     0.22%               0.12%

Total Annual           1.13%     0.65%                0.75%     0.31%     1.07%     1.12%     1.12%               0.97%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET INVESTMENT PORTFOLIO EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS
(as a percentage of the average daily net assets of an investment portfolio)

Net Total Annual
 Portfolio Expense     0.90%                                              1.00%
Voluntary
Contractual              x                                                  x
Termination of
  Contract            4/30/04                                            4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of investment portfolios have reimbursed and /or waived expenses of investment portfolios; or (b) contractual arrangements that have been restated as of May 1, 2003, under which advisers or managers of investment portfolios have agreed to reimburse and/or waive expenses of the portfolios. The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated
for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated

to reflect expense reductions that investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information
Unless otherwise indicated the information provided is for the year ended December 31, 2002.


EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL
COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

    (a)   997.18   (a)  1,323.79   (a)  1,731.18   (a)  3,014.29
    (b)   919.08   (b)  1,082.94   (b)  1,321.39   (b)  2,167.63

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

   (a)    271.67    (a)   833.20   (a)  1,419.91    (a)  3,004.29
   (b)    187.53    (b)   580.09   (b)    997.19    (b)  2,157.63

--------------------------------------------------------------------------------
                      FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical           We periodically advertise subaccount performance
earnings. These numbers are     relating to the various Funds. We will calculate
not intended to indicate        performance by determining the percentage change
future results. Yields and      in the value of an accumulation unit by dividing
average annual total returns    the increase (decrease) for that unit by the value
are determined in accordance    of the accumulation unit at the beginning of the
with the computation methods    period. This performance number reflects the deduction
required by the Securities      of the Separate Account product charges and the
and Exchange Commission (the    Fund expenses. It does not reflect the deduction
"SEC") in the Form N-4          of any applicable transaction or transfer fee or
Registration Statement.         surrender charge. The deduction of these charges
These methods are described     would reduce the percentage increase or make greater
in detail in the Statement of   any percentage decrease. Any advertisement will also
Additional Information.         include total return figures which reflect the deduction

                                of the Separate Account product charges, account fees,
                                surrender charges and the transaction or transfer expenses.

                                 For periods starting prior to the date the Contract
                                 was first offered, the performance will be based on
                                 the historical performance of the corresponding
                                 Funds for the periods commencing from the date on
                                 which the particular Fund was made available through
                                 the Separate Account.

                                 In addition, for certain Funds performance may be shown
                                 for the period commencing from the inception date of the
                                 Fund. These figures should not be interpreted to reflect
                                 actual historical performance of the Separate Account.

                                 We may, from time to time, include in our advertising and
                                 sales materials, performance information for funds or
                                 investment accounts related to the Funds and/or their
                                 investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales
                                 materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

                                 The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

                                FINANCIAL INFORMATION
                                Financial Statements of the Separate Account and
                                MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

--------------------------------------------------------------------------------
                      DESCRIPTION OF THE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                         THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG"). We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR. (See Annuity Benefits -- Level Payments Varying Annually, page __).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Seventeen of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:

----------------------------------------------------------------------------------------------------------------
 FUND                                    INVESTMENT OBJECTIVE                    INVESTMENT ADVISER
                                                                                    AND SUBADVISER
VIP Asset Manager       The Portfolio seeks high total return with reduced risk    FMR
 Portfolio              over the long-term by allocating its assets among stocks,
                        bonds, and short-term, fixed income instruments.
----------------------------------------------------------------------------------------------------------------
 VIP Contrafund         The Portfolio seeks capital appreciation by investing in   FMR
 Portfolio              companies that the investment adviser believes to be
                        undervalued due to an overly pessimistic appraisal by
                        the public.
----------------------------------------------------------------------------------------------------------------
VIP Equity-Income       The Portfolio seeks reasonable income by investing         FMR
 Portfolio              primarily in income-producing equity securities. In
                        choosing these securities, the Portfolio will also
                        consider the potential for capital appreciation.
----------------------------------------------------------------------------------------------------------------
 VIP                    The Portfolio seeks to achieve capital appreciation        FMR
 Growth Portfolio       normally through the purchase of common stocks
                        (although the portfolio's investments are not
                        restricted to any one type of security). Capital
                        appreciation may also be found in other types of
                        securities, including bonds and preferred stocks.
----------------------------------------------------------------------------------------------------------------
VIP Money Market        The Portfolio seeks to obtain as high a level of current   FMR
 Portfolio              income as is consistent with preserving capital and
                        providing liquidity.   The portfolio will invest only in
                        high quality U.S. dollar denominated money market
                        securities of domestic and foreign issuers.
----------------------------------------------------------------------------------------------------------------
 VIP Overseas           The Portfolio seeks long-term growth of capital primarily  FMR
 Portfolio              through investments in foreign securities. Overseas
                        Portfolio provides a means for investors to diversify
                        their own portfolios by participating in companies and
                        economies outside of the United States.
----------------------------------------------------------------------------------------------------------------
J.P. Morgan Quality     To provide a high total return                             Met Advisory; J.P. Morgan
Bond Portfolio          consistent with moderate risk of                           (subadviser)
                        capital and maintenance of
                        liquidity

----------------------------------------------------------------------------------------------------------------
Lord Abbett Bond        The Lord Abbett Bond Debenture Portfolio seeks to          Met Advisory; Lord Abbett
Debenture Portfolio     provide high current income and the opportunity            (subadvisor)
                        for capital appreciation to produce a high total
                        return.
----------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and  The Portfolio seeks to achieve                             Met Advisory; Lord
Income Portfolio        long term growth of capital and                            Abbett (subadviser)
                        income without excessive
                        fluctuation in market value
----------------------------------------------------------------------------------------------------------------
PIMCO Total Return      The portfolio seeks maximum total return, consistent       Met Advisory; PIMCO
Portfolio               with the preservation of capital and prudent investment    (subadviser)
                        management total return

----------------------------------------------------------------------------------------------------------------
Met/Putnam Research     The Portfolio seeks capital                                Met Advisory; Putnam
Portfolio               appreciation                                               (subadviser)

----------------------------------------------------------------------------------------------------------------
Janus Mid               The portfolio seeks long-term growth of capital by         MetLife Advisers;
Cap Portfolio           investing at least 65% of its total assets in common       Janus (subadviser)
                        stocks of medium capitalization companies selected
                        for their growth potential.
----------------------------------------------------------------------------------------------------------------
MetLife Stock Index     The Portfolio seeks to equal the performance of            MetLife Advisers; Metropolitan
Portfolio               Standard & Poors 500 Composite Stock Price Index           Life Insurance Company
                                                                                   (subadviser)
----------------------------------------------------------------------------------------------------------------
Putnam International    The portfolio seeks long-term growth of capital by         MetLife Advisers;
Stock Portfolio         investing mostly in the common stocks of mid-sized and     Putnam (subadviser)
                        large companies outside the United States.
----------------------------------------------------------------------------------------------------------------



Met/Putnam              The Portfolio seeks capital appreciation by investing      MetLife Advisers; Putnam
Voyager                 in the common stocks of a relatively small number of       (subadviser)
Portfolio               U.S. companies with a focus on growth stocks.
--------------------------------------------------------------------------------------------------------------------
Russell 2000            The portfolio seeks to equal the return of the Russell     MetLife Advisers;
 Index Portfolio        2000 Index by investing most of its assets in common       SSR&M (subadviser)
                        stocks of small capitalization companies included in
                        the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------
Alger Small             The portfolio seeks long-term capital appreciation by      Alger Management
 Capitalization         investing in a diversified, actively managed portfolio
 Portfolio              of equity securities, primarily of companies
                        within the range of companies included in the Russell
                        2000 Growth Index. Income is a consideration in the
                        investments but is not an investment objective of the
                        Portfolio.
----------------------------------------------------------------------------------------------------------------

While the Series and their      Each Series buys and sells shares of the
comparably named Funds may      corresponding Fund. These Funds invest in
have names, investment          stocks, bonds and other investments as indicated
objectives and management       above. All dividends declared by the Funds are
which are identical or          earned by the Separate Account and reinvested.
similar to publicly             Therefore, no dividends are distributed to you
available funds,                under the Contract. Instead, dividends generally
these are not those mutual      increase the Accumulation or Annuity Unit Value.
funds. The Funds most likely    You pay no transaction expenses (i.e., front-end
will not have the same          or back-end load sales charges) as a result of
performance experience as       the Separate Account's purchase or sale of these
any publicly available          Fund shares.
fund.

                                The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

                                An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors USA and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

                                Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered
described in the Fund           separate accounts offering variable annuity and
prospectuses and their          variable life products in addition to the
Statements of Additional        Separate Account. In the future, a conflict may
Information.                    develop between one or more separate accounts
                                invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other
                                Contract Owners.

                                SUBSTITUTION OF FUND SHARES MetLife Investors USA may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act.

                                PRINCIPAL UNDERWRITER
                                MetLife Investors Distribution Company, 22
                                Corporate Plaza Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

                                SERVICING AGENT
                                MetLife Group, Inc. and Metropolitan Life
                                Insurance Company provide MetLife Investors
                                USA with Personnel and administrative
                                services, including: officers, office space, supplies, recordkeeping, utilities, office equipment, travel expenses and periodic reports.

                                CUSTODIAN

                                MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

--------------------------------------------------------------------------------
                                CONTRACT CHARGES
--------------------------------------------------------------------------------

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS METLIFE INVESTORS USA PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY METLIFE INVESTORS USA INCLUDE:

     - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY METLIFE INVESTORS USA INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

                                PREMIUM TAXES
                                Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 4.0%, depending on the state. The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA will deduct the total amount of premium taxes, if any, from the Contract Value when you elect to begin receiving Annuity payments (Annuitization).

                                SURRENDER CHARGE

The surrender charge covers     No sales charge is deducted from any
marketing expenses for the      Purchase Payment. During the accumulation
sale of Contracts, such as      phase, you can withdraw part or all of the
commissions to sales            Contract Value. In the first partial
personnel and other             surrender in each Contract year, you can
promotion and acquisition       withdraw up to 10% of your Contract Value in
expenses.                       the General Account and 10% of the Contract
                                Value in the Separate Account free of surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount. The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:

                                       NUMBER OF YEARS                 SURRENDER
                                 SINCE PURCHASE PAYMENT DATE             CHARGE
                              --------------------------------------------------
                              Less than 1 year......................      7%
                              1 year but less than 2................      6%
                              2 years but less than 3...............      5%
                              3 years but less than 4...............      4%
                              4 years but less than 5...............      3%
                              5 years but less than 6...............      2%
                              6 years but less than 7...............      1%
                              7 years or more.......................      0%

                                The surrender charge is calculated by
                                subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                                             THE SURRENDER AMOUNT
                                       ------------------------------
                                1 -- THE PERCENTAGE SURRENDER CHARGE EXPRESSED
                                     AS A DECIMAL

                                Accumulation Units are cancelled on
                                a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.

                                Example of application of surrender charge.
                                Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000). Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page 34. For tax purposes, withdrawals are considered to come from earnings first. If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

                                EXCEPTIONS TO SURRENDER CHARGE In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:
                                - On transfers made within your Contract; - On withdrawals of Purchase payments you made over seven years ago;
                                - If you die during the pay-in phase, your
                                    Beneficiary(ies) will receive the full death benefit without deduction;

                                -   If you withdraw no more than 10% of your
                                    account balance in any Contract Year;
                                -   If you are confined to a hospital for at
                                    least 30 consecutive days or a skilled
                                    nursing home for at least 90 consecutive days (the withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement); and
                                - When you are an officer, director or full time employee of MetLife Investors USA or its affiliates. if the purchase of the Contract is for personal investment purposes only.

                               ADMINISTRATION FEES
                                An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis. Contract administration expenses include:
                                - the cost of policy issuance;
                                - rent;
                                - stationery and postage;
                                - telephone and travel expenses;
                                - salaries;
                                - legal, administrative, actuarial and
                                    accounting fees;
                                - periodic reports; and
                                - office equipment, and custodial expenses.

                                MORTALITY AND EXPENSE RISK CHARGE

Please note that deductions     MetLife Investors USA charges a fee for
are made and expenses paid      bearing certain mortality and expense risks
out of the underlying Fund's    under the policy. Examples of these risks
assets, as well. A              include a guarantee of annuity rates, the
description of these fees       death benefits, and assuming the risk that
and expenses are described      the expense charges and fees are less than
in each Fund's prospectus.      actual administrative and operating
                                expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate
                                Account's assets equal to 1.25% per year. If
                                MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts. MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

                                FEDERAL, STATE AND LOCAL TAXES MetLife Investors USA may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

                                FREE LOOK PERIOD
                                You may cancel your Contract within a certain time period. This is known as a "free look." Free Look Period is the 10-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 10-day period. If the Contract is mailed to MetLife Investors USA , it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA. The returned Contract will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Contract Value. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the

                                Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

--------------------------------------------------------------------------------
                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100, or such other amount as required by applicable federal tax laws. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA , by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

ANNUITY UNITS

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.

You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to MetLife Investors USA. (MetLife Investors USA reserves the right to limit the number of Series to which transfers can be made.)

METLIFE INVESTORS USA'S ENHANCED DOLLAR COST AVERAGING PROGRAM (THE "EDCA PROGRAM")

From time to time, MetLife Investors USA may credit increased interest rates to you under programs established at no additional charge at MetLife Investors USA's discretion. If you are a new Contract owner, you may enroll in MetLife Investors USA's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.

REALLOCATION ELECTION

If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by MetLife Investors USA. (The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

     - death benefits;

     - deductions from Purchase Payments;

     - deductions from Contract Values for transaction charges

     - deductions from the Separate Account for mortality and expense risk and administrative fees; and

     - guaranteed rates with respect to fixed benefits.

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       MetLife Investors USA Insurance Company
       22 Corporate Plaza  Drive
       Newport Beach, CA  92660
       1 (800) 848-3854

--------------------------------------------------------------------------------
                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

                                CREDITING ACCUMULATION UNITS IN THE SEPARATE
                                ACCOUNT

                                MetLife Investors USA will credit
                                Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

                                SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT
                                VALUES

The NET INVESTMENT FACTOR is    The current value of Accumulation Units of a
an index of the percentage      particular Series depends upon the investment
change (adjusted for
distributions by the Fund       experience of the Fund in which the Series
and the deduction of the        invests its assets. The value of Accumulation
administration fee, and         Units is determined each business day at the
mortality and expense risk      close of trading on the New York Stock Exchange
fee) in the net asset value     (currently 4:00 p.m. Eastern time). The value is
of the Fund in which a          calculated by multiplying the value of an
Series is invested, since       Accumulation Unit in the Series on the
the preceding Valuation         immediately preceding valuation date by the net
Date. The net investment        investment factor for the period since that day.
factor may be greater or        You bear the risk that the aggregate current
less than 1 depending upon      value invested in the Series may at any time be
the Fund's investment           less than, equal to or more than the amount that
performance                     you originally allocated to the Series.

                                SURRENDER FROM THE SEPARATE ACCOUNT You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Income Tax Status" on page 32. You should consult your tax adviser before making a withdrawal. The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value. If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $500.
                                However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request. MetLife Investors USA may suspend surrenders when:

     - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays;

     - The SEC permits the suspension of withdrawals; or

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

--------------------------------------------------------------------------------
                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY You choose the Annuity Date and the form of Annuity payment.

                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of: - the Contract anniversary nearest to the Annuitant's 85th birthday, or - the 10th anniversary of the Contract Date. You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date. Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, MetLife Investors USA provides you
                                with five forms of Annuity payments. Each
- you, the Owner                Annuity payment option, except Option 5, is
                                available on both a Fixed and Variable Annuity
- the Annuitant                 basis. Option 5 is available on a Fixed basis
                                only.
- the Beneficiary

                                OPTION 1 -- LIFE ANNUITY
The Owner and the Annuitant
may be the same person.         You receive Annuity payments monthly during the
                                lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.

                                OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, MetLife Investors USA guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

                                OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

                                OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

     - the mortality table specified in the Contract;

     - the age and where permitted the sex of the Annuitant;

     - the type of Annuity payment option selected; and

     - the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

     - the number of years in the payment period, and

     - the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

     - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date;

     - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated;

     - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return; and

     - Finally, the previous annuity unit value is multiplied by this result.

--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------

If you own a joint Contract     DEATH BEFORE THE ANNUITY DATE
with another person or
persons, the death of either    If you chose another person other than yourself
you or your co-owner will       as the Annuitant under your contract and the
constitute the death of the     Annuitant dies, you become the Annuitant. If you
Owner for Contract purposes.    die before the Annuity Date, whether or not you
                                are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:

                                - the total of all Purchase Payments less any
                                  partial withdrawals, including amounts already applied to produce Annuity payments;

                                - the Contract Value of settlement; or

                                - in the event the Contract is issued to you (or
                                  you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.) Certain Contracts will not provide for this third alternative - please review your Contract for details.

                                Your Beneficiary(ies) receive the death
                                benefit as either:

                                (1) A lump sum that must be made within five (5) years of your death, or

                                (2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.

                                If your Beneficiary(ies) chooses one of the Annuity income options:

                                - Payments must begin within one year of your
                                  death (However, your spouse may delay
                                  commencement of payments up to the date that you would have reached 70 1/2.)
                                - The guaranteed period under Option Two or the
                                  designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.
                                - The Contract Value on the date of the first
                                  Annuity payment will be used to determine the amount of the death benefit.

                                If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Owner rather than to take the death benefit.

                                If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

                                If you outlive all of your
                                Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

                                You will also be considered to have outlived your Beneficiary(ies) in the following situations:

                                - Your Beneficiary(ies) and you die at the same
                                  time.

                                - Your Beneficiary(ies) dies within 15 days of
                                  your death and proof of your death is
                                  received by MetLife Investors USA before the date due proof of your death is received by MetLife Investors USA.

                                Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under a Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

--------------------------------------------------------------------------------
                            FEDERAL INCOME TAX STATUS
--------------------------------------------------------------------------------
FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your Contract is called a "Qualified Contract". The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the Contract within a qualified plan.

If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract".

TAXATION OF NON-QUALIFIED CONTRACTS

NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Non-Qualified Contracts owned by natural persons.

WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the Contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

It is conceivable that charges for certain benefits under a variable contract may be considered as deemed distributions subject to immediate taxation. Consult your tax adviser.

ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

         (        made on or after the taxpayer reaches age 591/2

         (        made on or after the death of an owner;

         (        attributable to the taxpayer's becoming disabled;

         ( made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or

         ( Under certain immediate income annuities providing for substantially equal payments made at least annually

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed account and variable investment portfolios, as well as transfers between investment portfolios after the annuity starting date. Consult your own tax adviser

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax advisor as to the tax consequences.

WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

FURTHER INFORMATION. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

INDIVIDUAL RETIREMENT ACCOUNTS (IRA'S). IRA's, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2003, $3,000 plus, for owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 591/2, unless an exception applies. The Internal Revenue Service (IRS) has approved the forms of the IRA and SIMPLE IRA endorsements, when used with the Contract and its riders. To date the IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the optional death benefit riders in the Contract comports with IRA qualification requirements. The IRS conceivably may take the position that use of an optional death benefit rider adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. Consult a tax adviser before electing an optional death benefit rider with an IRA

SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $8,000 for 2003 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 591/2 are subject to a 10% penalty tax, which is increased to 15% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes optional death benefits that in some cases may exceed the greater of the premium payments of the account value

TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) Plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using the Contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.

SECTION 457(B) PLANS. A 457 Plan, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution roles. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.

Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, hardship distributions or certain taxable distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions.

FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

--------------------------------------------------------------------------------
                                  VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. MetLife Investors USA will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2003, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page __.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

The Insurance Company
Net Investment Factor
Annuity Payments
Underwriters, Distribution of the Contracts
Calculation of Performance Data
Tax Status of the Contracts
Voting Rights
Safekeeping of Securities
Servicing Agent
Experts
Legal Matters
Regulation of MetLife Investors USA
Financial Statements

                              APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.

                                                                      TWELVE     FIVE       TWELVE     TWELVE
                                                                      MONTHS     MONTHS     MONTHS     MONTHS
                                                                      ENDED      ENDED      ENDED      ENDED
      SEPARATE ACCOUNT SERIES                                         7/31/93    12/31/93   12/31/94   12/31/95
      -----------------------                                        ---------   --------   ---------  --------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $.......................                                      7.07       7.66       7.78        7.42
  End. AUV $.......................                                      7.66       7.78       7.42        8.55
  End. No. Non-Qualified AUs.......                                    45,488     45,035     35,534      45,117
  End. No. Qualified AUs...........                                   227,551    255,421     52,134      61,437
  End. No. AUs....................                                    273,039    300,456     87,668     106,554
Series G (Lord Abbett Growth and
  Income Series)
  Beg. AUV $.......................                                      7.70       8.27       8.70        8.85
  End. AUV $.......................                                      8.27       8.70       8.85       11.46
  End. No. Non-Qualified AUs.......                                   157,339    170,454    179,634     219,556
  End. No. Qualified AUs...........                                 1,300,789  1,510,626    265,635     318,557
  End. No. AUs....................                                  1,458,128  1,681,080    445,269     538,113
Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............                                      5.00       5.15       5.62        5.21
  End. AUV $.......................                                      5.15       5.62       5.21        6.02
  End. No. Non-Qualified AUs.......                                    14,874    297,065    639,669     636,600
  End. No. Qualified AUs...........                                    14,679    233,747    881,502   1,048,666
  End. No. AUs....................                                     29,553    530,812  1,521,171   1,685,266
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............                                      5.00       5.06       5.40        5.33
  End. AUV $.......................                                      5.06       5.40       5.33        7.13
  End. No. Non-Qualified AUs.......                                     6,333     68,333    220,859     369,778
  End. No. Qualified AUs...........                                     6,703     69,326    351,616     691,102
  End. No. AUs....................                                     13,036    137,659    572,475   1,060,880
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............                                      5.00       4.97       5.20        5.19
  End. AUV $.......................                                      4.97       5.20       5.19        7.04
  End. No. Non-Qualified AUs.......                                        --      9,764     31,543      73,445
  End. No. Qualified AUs...........                                     2,334      8,392     30,822     120,370
  End. No. AUs....................                                      2,334     18,156     62,365     193,815
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............                                      5.00       5.12       5.64        5.67
  End. AUV $.......................                                      5.12       5.64       5.67        6.14
  End. No. Non-Qualified AUs.......                                        --     11,178     82,312      71,276
  End. No. Qualified AUs...........                                       491      8,248    107,910     146,405
  End. No. AUs....................                                        491     19,426    190,222     217,681
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............                                                            5.00       5.16
  End. AUV $.......................                                                            5.16       5.40
  End. No. Non-Qualified AUs.......                                                          47,324    177,174
  End. No. Qualified AUs...........                                                           9,656    326,232
  End. No. AUs....................                                                           56,980    503,406
  Yield............................                                                                       4.45%

                                           TWELVE      TWELVE      TWELVE      TWELVE        TWELVE       TWELVE      TWELVE
                                           MONTHS      MONTHS      MONTHS      MONTHS        MONTHS       MONTHS      MONTHS
                                           ENDED       ENDED       ENDED       ENDED         ENDED        ENDED       ENDED
      SEPARATE ACCOUNT SERIES             12/31/96    12/31/97    12/31/98    12/31/99      12/31/00     12/31/01    12/31/02
      -----------------------             --------    --------    --------    --------      --------     --------    --------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $.......................           8.55        8.68        9.35        9.91          9.52        10.26       10.86
  End. AUV $.......................           8.68        9.35        9.91        9.52         10.26        10.86       11.66
  End. No. Non-Qualified AUs.......         69,877     204,160     511,384     653,132       611,246           --          --
  End. No. Qualified AUs...........        100,373     164,131     374,239     467,937       422,032           --          --
  End. No. AUs.....................        170,250     368,291     885,623   1,121,069     1,033,278    1,029,054   1,044,513
Series G (Lord Abbett Growth and
  Income Series)
  Beg. AUV $.......................          11.46       13.77       17.28       18.77         20.15        21.86       21.56
  End. AUV $.......................          13.77       17.28       18.77       20.15         21.86        21.56       17.44
  End. No. Non-Qualified AUs.......        386,916     967,084   1,413,847   1,632,006     1,617,172           --          --
  End. No. Qualified AUs...........        482,496     798,400   1,196,732   1,328,141     1,302,757           --          --
  End. No. AUs.....................        869,412    1,765,484  2,610,579   2,960,147     2,919,929    2,708,416   2,255,532
 Series FA (Asset Manager Portfolio)
  Beg. AUV $ (5/13/93).............           6.02        6.81        8.12        9.21         10.09         9.56        9.04
  End. AUV $.......................           6.81        8.12        9.21       10.09          9.56         9.04        8.13
  End. No. Non-Qualified AUs.......        777,592   1,342,714   1,938,660   2,389,530     2,498,156           --          --
  End. No. Qualified AUs...........      1,250,934   1,595,340   2,152,005   2,360,980     2,279,964           --          --
  End. No. AUs.....................      2,028,526   2,938,054   4,090,665   4,750,510     4,778,120    4,283,516   3,489,910
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93).............           7.13        8.08        9.84       13.54         18.36        16.12       13.09
  End. AUV $.......................           8.08        9.84       13.54       18.36         16.12        13.09        9.02
  End. No. Non-Qualified AUs.......        694,471   1,514,592   1,666,023   1,987,700     2,219,904           --          --
  End. No. Qualified AUs...........        936,136   1,721,157   1,853,479   2,082,142     2,262,318           --          --
  End. No. AUs.....................      1,630,607   3,235,749   3,519,502   4,069,842     4,482,222    4,015,276   3,333,818
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93).............           7.04        8.54       11.19       14.16         16.83        15.05       13.04
  End. AUV $.......................           8.54       11.19       14.16       16.83         15.05        13.04       10.00
  End. No. Non-Qualified AUs.......        337,427   1,141,079   1,728,113   2,300,304     2,447,909           --          --
  End. No. Qualified AUs...........        428,500   1,017,697   1,556,431   1,954,345     2,039,786           --          --
  End. No. AUs.....................        765,927   2,158,776   3,284,544   4,254,649     4,487,695    4,050,157   3,353,659
Series FO (Overseas Portfolio)
  Beg. AUV $ (5/24/93).............           6.14        6.86        7.56        8.40         11.82         9.43        7.33
  End. AUV $.......................           6.86        7.56        8.40       11.82          9.43         7.33        5.76
  End. No. Non-Qualified AUs.......        147,181     331,263     421,902     470,705       568,523           --          --
  End. No. Qualified AUs...........        204,998     340,816     398,497     428,613       512,336           --          --
  End. No. AUs.....................        352,179     672,079     820,339     899,318     1,080,859      996,908     827,854
Series FM (Money Market Portfolio)
  Beg. AUV $ (1/1/94)..............           5.40        5.62        5.84        6.08          6.29         6.58        6.76
  End. AUV $.......................           5.62        5.84        6.08        6.29          6.58         6.76        6.78
  End. No. Non-Qualified AUs.......        667,110     905,605     928,083     943,540       740,300           --          --
  End. No. Qualified AUs...........        622,087   1,041,656   1,285,755   1,330,537       913,305           --          --
  End. No. AUs.....................      1,289,197   1,947,261   2,213,838   2,274,077     1,653,605    1,735,628   1,298,983
  Yield............................           3.95%       4.11%       3.60%       4.65%         5.00%

                                                                                TWELVE       FIVE       TWELVE      TWELVE
                                                                                MONTHS      MONTHS      MONTHS      MONTHS
                                                                                 ENDED       ENDED      ENDED       ENDED
      SEPARATE ACCOUNT SERIES                                                  7/31/93    12/31/93    12/31/94    12/31/95
      -----------------------                                                  ---------   ---------   --------    --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.13
  End. No. Non-Qualified AUs.......                                                                               48,543
  End. No. Qualified AUs...........                                                                               82,578
  End. No. AUs.....................
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.29
  End. No. Non-Qualified AUs.......                                                                               98,145
  End. No. Qualified AUs...........                                                                              143,884
  End. No. AUs.....................
Series SU (U.S. Govt. Income Series)
  Beg. AUV $ (5/25/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 5.43
  End. No. Non-Qualified AUs.......                                                                                8,806
  End. No. Qualified AUs...........                                                                               10,909
  End. No. AUs.....................

Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............                                                                                 5.00
  End. AUV $.......................                                                                                 6.54
  End. No. Non-Qualified AUs.......                                                                              115,588
  End. No. Qualified AUs...........                                                                              160,410
  End. No. AUs.....................


                                              TWELVE      TWELVE      TWELVE      TWELVE      TWELVE       TWELVE      TWELVE
                                              MONTHS      MONTHS      MONTHS      MONTHS      MONTHS       MONTHS      MONTHS
                                              ENDED       ENDED       ENDED       ENDED       ENDED        ENDED       ENDED
      SEPARATE ACCOUNT SERIES                12/31/96    12/31/97    12/31/98    12/31/99   12/31/00      12/31/01    12/31/02
      -----------------------                --------    --------    --------    --------    --------     --------    --------
Series FE (Equity-Income Portfolio)
  Beg. AUV $ (5/25/95).............             6.13         6.93        8.76        9.64       10.11        10.81       10.13
  End. AUV $.......................             6.93         8.76        9.64       10.11       10.81        10.13        8.30
  End. No. Non-Qualified AUs.......          389,764    1,144,054   1,748,353   2,096,056   2,063,155           --          --
  End. No. Qualified AUs...........          451,605      851,026   1,333,143   1,515,655   1,460,464           --          --
  End. No. AUs.....................          841,369    1,995,080   3,081,496   3,611,711   3,523,619    3,242,873   2,727,566
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95).............             6.29         7.54        9.24       16.84       14.51        13.36       11.59
  End. AUV $.......................             7.54         9.24       11.84       14.51       13.36        11.59       10.34
  End. No. Non-Qualified AUs.......          427,465      968,105   1,303,672   1,604,010   1,723,349           --          --
  End. No. Qualified AUs...........          530,576    1,026,836   1,353,368   1,595,501   1,696,796           --          --
  End. No. AUs.....................          958,041    1,994,941   2,657,040   3,199,511   3,420,145    3,116,969   2,666,132
Series SI (International Portfolio)
  Beg. AUV $ (1/1/97)..............                                                             12.69         9.80        6.68
  End. AUV $.......................                                                              9.80         6.68        5.38
  End. No. Non-Qualified AUs.......                                                            53,628           --          --
  End. No. Qualified AUs...........                                                            57,501           --          --
  End. No. AUs.....................                                                           111,129       94,459      76,437
Series SU (PIMCO Total Return)
  Beg. AUV $ (5/25/95).............                                                                           7.11        7.09
  End. AUV $.......................                                                                           7.09        7.66
  End. No. Non-Qualified AUs.......                                                                             --          --
  End. No. Qualified AUs...........                                                                             --          --
  End. No. AUs.....................                                                                      1,791,686   1,613,018
Series SV (Met/Putnam Research Portfolio)
  Beg. AUV $ (8/26/96).............                                                                           6.58        7.05
  End. AUV $.......................                                                                           7.05        5.52
  End. No. Non-Qualified AUs.......                                                                             --          --
  End. No. Qualified AUs...........                                                                             --          --
  End. No. AUs.....................                                                                      1,424,800   1,116,952
Series AS (Small Cap. Portfolio)
  Beg. AUV $ (5/22/95).............             6.54         6.73        7.40        8.43       11.93         8.56        5.95
  End. AUV $.......................             6.73         7.40        8.43       11.93        8.56         5.95        4.33
  End. No. Non-Qualified AUs.......          454,671    1,018,416   1,040,780   1,049,855   1,095,498           --          --
  End. No. Qualified AUs...........          517,158    1,133,029   1,156,348   1,130,261   1,162,601           --          --
  End. No. AUs.....................          971,829    2,151,445   2,197,128   2,180,116   2,258,099    2,037,424   1,730,520
Series PL (Met/Putnam Voyager Portfolio)
  Beg. AUV $.......................                                                              0.00         3.54        2.42
  End. AUV $.......................                                                              3.54         2.42        1.69
  End. No. Non-Qualified AUs.......                                                            49,961           --          --
  End. No. Qualified AUs...........                                                            36,313           --          --
  End. No. AUs.....................                                                            86,274      190,680     192,732
Series JM (Janus Midcap)
  Beg. AUV $.......................                                                              0.00         3.35        2.07
  End. AUV $.......................                                                              3.35         2.07        1.45
  End. No. Non-Qualified AUs.......                                                           205,048           --          --
  End. No. Qualified AUs...........                                                           119,988           --          --
  End. No. AUs.....................                                                            325,036     501,084     486,103
Series RI (Russell 2000 Index)
  Beg. AUV $.......................                                                              0.00         4.59        4.56
  End. AUV $.......................                                                              4.59         4.56        3.58
  End. No. Non-Qualified AUs.......                                                            17,027           --          --
  End. No. Qualified AUs...........                                                            23,047           --          --
  End. No. AUs.....................                                                            40,074       89,476     105,781
Series LS (Loomis Sayles High Yield)
  Beg. AUV $.......................                                                              0.00         4.78
  End. AUV $.......................                                                              4.78         4.66
  End. No. Non-Qualified AUs.......                                                             2,300           --
  End. No. Qualified AUs...........                                                             4,376           --
  End. No. AUs.....................                                                             6,676       17,973
Series PI (Putnam International Stock)
  Beg. AUV $.......................                                                              0.00         4.45        3.48
  End. AUV $.......................                                                              4.45         3.48        2.83
  End. No. Non-Qualified AUs.......                                                            30,957           --          --
  End. No. Qualified AUs...........                                                            16,800           --          --
  End. No. AUs.....................                                                            47,757       94,368      97,675